SHORT-TERM INVESTMENTS (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Variable-rate Financial Instruments, Changes In Fair Value Of Investments	$ 50,570	$ 1,246,800
Trading Securities, Realized Gain (Loss)	$ 625,616